Note 5 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Notional amount	$ 3,645,681		$ 2,979,880	$ 2,803,150
ECL allowance	$ 2,697		$ 1,904	1,699
EL %	0.07%		0.06%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,571,638		$ 2,862,939
ECL allowance	$ 2,425		$ 1,766	1,581
EL %	0.07%		0.06%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 58,936		$ 116,662
ECL allowance	$ 272		$ 138	118
EL %	0.46%		0.12%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 15,107		$ 279
ECL allowance	$ 0		$ 0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 2,776,126		$ 2,220,894	1,998,993
ECL allowance	$ 646	$ 627	$ 545	528	$ 419	$ 275
EL %	0.02%		0.02%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,770,509		$ 2,215,388
ECL allowance	$ 646	627	$ 545	528	419	275
EL %	0.02%		0.02%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 5,617		$ 5,227
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 279
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 810,630		$ 710,369	755,042
ECL allowance	$ 1,906	1,767	$ 1,287	1,096	1,049	1,114
EL %	0.24%		0.18%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 746,771		$ 599,113
ECL allowance	$ 1,655	1,647	$ 1,150	979	948	980
EL %	0.22%		0.19%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 48,752		$ 111,256
ECL allowance	$ 251	120	$ 137	117	101	134
EL %	0.51%		0.12%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 15,107		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 9,298		$ 13,165	13,510
ECL allowance	$ 50	59	$ 54	49	40	45
EL %	0.54%		0.41%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 9,298		$ 13,165
ECL allowance	$ 50	59	$ 54	49	40	45
EL %	0.54%		0.41%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	0	$ 0	0	0	0
EL %	0.00%		0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 49,627		$ 35,452	35,605
ECL allowance	$ 95	73	$ 18	26	25	19
EL %	0.19%		0.05%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 45,060		$ 35,273
ECL allowance	$ 74	70	$ 17	25	24	16
EL %	0.16%		0.05%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 4,567		$ 179
ECL allowance	$ 21	3	$ 1	1	1	3
EL %	0.46%		0.56%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
ECL allowance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
EL %	0.00%		0.00%